Newbuildings - Newbuildings Impairment (Details) $ in Millions		1 Months Ended		3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 27, 2022 USD ($) rig	Dec. 31, 2022 USD ($) rig	Jun. 30, 2022 USD ($) rig	Dec. 31, 2022 USD ($) rig	Sep. 30, 2022 rig	Jun. 30, 2022 USD ($) rig	Dec. 31, 2022 USD ($) rig	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Carrying Value Of New Buildings [Roll Forward]
Number of newbuild Jack-up rigs | rig	3					3
Impairment charge								$ (124.4)	$ 0.0
Carrying Value		$ 3.9		$ 3.9			$ 3.9	3.9	$ 3.7
Letter of intent
Carrying Value Of New Buildings [Roll Forward]
Number of newbuild Jack-up rigs | rig		3	3	3	3	3	3
Three newbuildings considered in the LOI carrying value		$ 132.0		$ 132.0			$ 132.0	132.0
Estimated cost to complete and respective onerous provision, net		312.4		312.4			312.4	312.4
Total		444.4		444.4			444.4	444.4
Newbuildings | Letter of intent
Carrying Value Of New Buildings [Roll Forward]
Potential sale price	$ 320.0	320.0	$ 320.0	320.0		$ 320.0	320.0	320.0
Impairment charge						$ (124.4)		(124.4)
Carrying Value		$ 7.6		$ 7.6			$ 7.6	$ 7.6